As filed with the Securities and Exchange Commission on April 19, 2022

1933 Act File No. 002-75106

1940 Act File No. 811-03334

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 102 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 102 ☒

CALVERT SOCIAL INVESTMENT FUND
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Ave NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

(202) 238-2200
(Registrant’s Telephone Number)

DEIDRE E. WALSH
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☒	on April 28, 2022 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

This Post-Effective Amendment No. 102 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), for the sole purpose of designating April 28, 2022 as the new effective date for Post-Effective Amendment No. 101 filed pursuant to Rule 485(a)(1) under the 1933 Act on February 4, 2022 (Accession No. 0000940394-22-000202) (the “Amendment”).

This Post-Effective Amendment No. 102 incorporates by reference the information contained in Parts A and B of the Amendment.

PART C - OTHER INFORMATION

Item 28.   Exhibits (with inapplicable items omitted)

(a)			Amended and Restated Declaration of Trust dated September 11, 2018 filed as Exhibit (a) to Post-Effective Amendment No. 95 filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
(b)			Amended and Restated By-Laws of Registrant adopted December 2018 filed as Exhibit (b) to Post-Effective Amendment No. 95 filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
(c)			Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	(a)	Investment Advisory Agreement between Calvert Social Investment Fund (on behalf of its separate series identified on Schedule A) and Calvert Research and Management dated March 1, 2021 filed as Exhibit (d)(1) to Post-Effective Amendment No. 100 filed January 28, 2022 (Accession No. 0000940394-22-000083) and incorporated herein by reference.
		(b)	Amended and Restated Schedule A effective _______, 2022 to the Investment Advisory Agreement dated March 1, 2021 to be filed by Amendment.
	(2)		Investment Sub-Advisory Agreement between Calvert Research and Management and Atlanta Capital Management Company, LLC for Calvert Equity Fund dated March 1, 2021 filed as Exhibit (d)(2) to Post-Effective Amendment No. 100 filed January 28, 2022 (Accession No. 0000940394-22-000083) and incorporated herein by reference.
(e)	(1)	(a)	Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective March 1, 2021 filed as Exhibit (e) to Post-Effective Amendment No. 114 of Calvert Management Series (File Nos. 002-69565, 811-03101) filed April 28, 2021 (Accession No. 0000940394-21-000778) and incorporated herein by reference.
		(b)	Amended Schedule A dated _______, 2022 to Master Distribution Agreement effective March 1, 2021 to be filed by Amendment.
(f)			Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
(g)	(1)	(a)	Master Custodian Agreement between Calvert Funds and State Street Bank and Trust Company dated December 1, 2000 filed as Exhibit (g) to Post-Effective Amendment No. 65 of Calvert Variable Products, Inc. (File Nos. 002-90309, 811-04000) filed January 30, 2009 (Accession No. 0001121624-09-000003) and incorporated herein by reference.
		(b)	Amendment is dated as of June 3, 2020 to Master Custodian Agreement between Calvert Funds and State Street Bank and Trust Company dated December 1, 2000 filed as Exhibit (g)(2) to Post-Effective Amendment No. 122 of The Calvert Fund (File Nos. 002-76510, 811-03416) filed January 27, 2021 (Accession No. 0000940394-21-000100) and incorporated herein by reference.
(h)	(1)	(a)	Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated effective March 1, 2021 filed as Exhibit (h)(1) to Post-Effective Amendment No. 114 of Calvert Management Series (File Nos. 002-69565, 811-03101) filed April 28, 2021 (Accession No. 0000940394-21-000778) and incorporated herein by reference.
		(b)	Amended Appendix A dated _______, 2022 to the Administrative Services Agreement effective March 1, 2021 to be filed by Amendment.
(2)	Transfer Agency and Service Agreement between Calvert Funds listed on Schedule A and DST Asset Manager Solutions, Inc., dated July 1, 2019 filed as Exhibit (h)(2) to Post-Effective Amendment No. 63 of Calvert World Values Fund, Inc. (File Nos. 033-45829, 811-06563) filed September 27, 2019 (Accession No. 0000940394-19-001297) and incorporated herein by reference.

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	(3)		Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 1, 2017 filed as Exhibit (h)(3) to Post-Effective Amendment No. 93 filed January 29, 2018 (Accession No. 0000940394-18-000114) and incorporated herein by reference.
	(4)	(a)	Expense Reimbursement Agreement dated December 31, 2016 as amended March 6, 2019 and March 3, 2021 between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Amended Schedule A filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 114 of Calvert Management Series (File Nos. 002-69565, 811-03101) filed April 28, 2021 (Accession No. 0000940394-21-000778) and incorporated herein by reference.
		(b)	Amended Schedule A dated ________, 2022 to the Expense Reimbursement Agreement dated December 31, 2016 as amended March 6, 2019 and March 3, 2021 to be filed by Amendment.
	(5)		Form of Fund of Funds Investment Agreement dated January 19, 2022 filed as Exhibit (h)(5) to Post-Effective Amendment No. 123 of The Calvert Fund (File Nos. 002-76510, 811-03416) filed January 28, 2022 (Accession No. 0000940394-22-000070) and incorporated herein by reference.
(i)			Opinion of Internal Counsel dated _______, 2022 to be filed by Amendment.
(m)	(1)	(a)	Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated _______, 2022 to the Master Distribution Plan for Class A shares adopted December 31, 2016 to be filed by Amendment.
	(2)	(a)	Master Distribution Plan for Class C shares filed as Exhibit (m)(2) to Post-Effective Amendment No. 89 filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.
		(b)	Amended Schedule A dated _______, 2022 to the Master Distribution Plan for Class C shares adopted December 31, 2016 to be filed by Amendment.
(n)	(1)	(a)	Amended and Restated Multiple Class Plan for Calvert Funds effective January 25, 2019 filed as Exhibit (n) to Post-Effective Amendment No. 95 filed January 28, 2019 (Accession No. 0000940394-19-000110) and incorporated herein by reference.
		(b)	Amended Schedule A dated _______, 2022 to the Amended and Restated Multiple Class Plan for Calvert Funds effective January 25, 2019 to be filed by Amendment.
(p)	(1)	(a)	Code of Ethics adopted by the Calvert Funds effective June 1, 2021 filed as Exhibit (p)(1)(a) to Post-Effective Amendment No. 123 of The Calvert Fund (File Nos. 002-76510, 811-03416) filed January 28, 2022 (Accession No. 0000940394-22-000070) and incorporated herein by reference.
		(b)	Code of Ethics and Personal Trading Guidelines adopted by Morgan Stanley Investment Management Public Side effective January 1, 2022 filed as Exhibit (p)(1)(b) to Post-Effective Amendment No. 123 of The Calvert Fund (File Nos. 002-76510, 811-03416) filed January 28, 2022 (Accession No. 0000940394-22-000070) and incorporated herein by reference.
(q)	(1)		Power of Attorney for Registrant’s Directors and Officers dated July 1, 2021 filed as Exhibit (q)(1) to Post-Effective Amendment No. 100 filed January 28, 2022 (Accession No. 0000940394-22-000083) and incorporated herein by reference.
(2)	Secretary’s Certificate dated January 27, 2022 filed as Exhibit (q)(2) to Post-Effective Amendment No. 123 of The Calvert Fund (File Nos. 002-76510, 811-03416) filed January 28, 2022 (Accession No. 0000940394-22-000070) and incorporated herein by reference.

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Item 29.   Persons Controlled by or Under Common Control

Not applicable

Item 30.    Indemnification

Article XI, Section 4 of the Registrant’s Declaration of Trust provides that the Registrant, out of the Registrant’s assets, shall indemnify every person who is or has been a Trustee, officer, employee or agent of the Registrant and every person who serves at the Registrant’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification shall be provided to any person hereunder against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

Article V, Section 1(t) of the Registrant’s Declaration of Trust, and Article IX, Section 3 of the Registrant’s By-Laws, provide that the Registrant’s Trustees are permitted to purchase insurance of any kind, including, without limitation, insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of such person’s status as such.

In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 28.

Item 31.	Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts. Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

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Item 32.    Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc. (“EVD”). Prior to March 1, 2021, EVD was a direct, wholly owned subsidiary of Eaton Vance Corp. (“EVC”). On March 1, 2021, Morgan Stanley acquired EVC (the “Transaction”) and EVD became an indirect, wholly owned subsidiary of Morgan Stanley. EVD is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

Calvert Management Series

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant
Terence Avella	Vice President	None
Mark Bumann	Assistant Treasurer	None
Kristin Carcio	Executive Director	None
Stefanie V. Chang Yu	General Counsel	None
Jacques Chappuis	Managing Director	None
Jeffrey Corso	Managing Director	None
James Costabile	Director and Managing Director	None
Margaret T. Dugan	Assistant Secretary	None
Lawrence L. Fahey	Principal Operations Officer	None
Frank J. Famiglietti	Managing Director	None
Aaron Guth	Assistant Secretary	None
Sean Kelly	Senior Vice President	None
Erick Lopez	Deputy Anti-Money Laundering Officer	None
Dave Michaud	Managing Director	None
John Moninger	Director and Managing Director	None
A. John Murphy	Vice President, Assistant Secretary and Assistant Clerk	None
Humberto Reboredo	Vice President	None
Anita Rios	Treasurer	None
Michelle Rousseau	Secretary and Clerk	None
Diane Gelch Simons	Vice President	None
David Smith	Chief Compliance Officer	None
Joe Spallone	Vice President	None

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Brian Taranto	Chief Administrative Officer	None
Ken Topping	Vice President	None
John Triolo	Vice President	None
Randolph Verzillo	Principal Financial Officer and Financial and Operations Principal	None
Matthew J. Witkos	President and Director	None
Jared P. Wong	Chief Anti-Money Laundering Officer	None

* The principal business address of EVD is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.    Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, DST Asset Manager Solutions, Inc., 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 1825 Connecticut Ave NW, Suite 400, Washington, DC 20009, Eaton Vance Management, located at Two International Place, Boston, MA 02110, and Atlanta Capital Management Company, LLC, located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309.

Item 34.    Management Services

Not applicable

Item 35.    Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 19, 2022.

CALVERT SOCIAL INVESTMENT FUND
By:	John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 19, 2022.

Signature	Title

John H. Streur*	President and Director
John H. Streur

James F. Kirchner*	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Director	Miles D. Harper, III*	Director
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Director	Joy V. Jones*	Director
Alice Gresham Bullock		Joy V. Jones

Cari M. Dominguez*	Director	Anthony A. Williams*	Director
Cari M. Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Director
John G. Guffey, Jr.

*By:	/s/ Deidre E. Walsh
Deidre E. Walsh (As attorney-in-fact)

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